NATIONWIDE

PROVIDENT VA

SEPARATE

ACCOUNT 1

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Provident VA Separate Account 1:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Provident VA Separate Account 1 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/     KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series I - DWS Bond VIP: Class A (SVSB1)

Deutsche DWS Variable Series I - DWS Core Equity VIP: Class A (SVSGI1)

Deutsche DWS Variable Series I - DWS CROCI(R) International VIP: Class A (SVSI1)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2) (1)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class IV (EIF4)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4) (1)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF) (1)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

2

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from August 4, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class IV (GVDIV4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020 and the related statements of changes in contract owners’ equity for each of the years in the two year period then ended.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2) (1)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

3

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
DGI	8,140	$247,133	$290,426	$347	$290,773	$-	$290,773	$290,773	$-	$290,773
DSRG	4,512	158,775	213,163	427	213,590	-	213,590	213,590	-	213,590
SVSB1	14,560	81,797	87,651	388	88,039	-	88,039	88,039	-	88,039
SVSGI1	27,184	286,742	332,458	-	332,458	891	331,567	331,567	-	331,567
SVSI1	13,281	96,100	96,154	-	96,154	303	95,851	95,851	-	95,851
FVU2	9,290	87,566	103,024	-	103,024	176	102,848	102,848	-	102,848
FVUS2	16,014	175,892	178,717	23	178,740	-	178,740	178,740	-	178,740
FAMP	36,641	541,485	624,367	-	624,367	223	624,144	624,144	-	624,144
FEIP	30,516	641,389	729,342	-	729,342	876	728,466	728,466	-	728,466
FG2	248	13,236	24,958	-	24,958	392	24,566	24,566	-	24,566
FGP	13,917	912,922	1,433,442	1,012	1,434,454	-	1,434,454	1,434,454	-	1,434,454
FHIP	34,419	189,546	182,767	-	182,767	212	182,555	182,555	-	182,555
FO2	241	4,164	6,317	-	6,317	217	6,100	6,100	-	6,100
EIF4	9,536	155,515	184,990	90	185,080	-	185,080	185,080	-	185,080
GBF4	11,910	134,617	134,350	-	134,350	407	133,943	133,943	-	133,943
GVEX4	69,192	897,046	1,550,586	-	1,550,586	1,415	1,549,171	1,549,171	-	1,549,171
GVIDM	1,746	21,221	21,074	549	21,623	-	21,623	21,623	-	21,623
NVIX	5,443	51,827	56,660	-	56,660	214	56,446	56,446	-	56,446
NVMIVX	7,126	65,078	76,674	274	76,948	-	76,948	76,948	-	76,948
NVMMG1	51,296	573,008	710,448	-	710,448	785	709,663	709,663	-	709,663
NVOLG1	98,663	1,750,981	1,858,817	183	1,859,000	-	1,859,000	1,859,000	-	1,859,000
SAM4	314,947	314,947	314,947	46	314,993	-	314,993	314,993	-	314,993
SCF4	12,691	247,562	253,448	-	253,448	456	252,992	252,992	-	252,992
SCVF4	9,613	101,884	84,309	-	84,309	381	83,928	83,928	-	83,928
TRF4	25,115	279,791	590,447	474	590,921	-	590,921	590,921	-	590,921
VWBF	2,246	20,542	19,834	406	20,240	-	20,240	20,240	-	20,240
VWEM	5,951	89,519	100,520	-	100,520	29	100,491	100,491	-	100,491
VWHA	1,743	36,346	39,174	-	39,174	35	39,139	39,139	-	39,139
SVDF	4,280	144,451	208,579	165	208,744	-	208,744	208,744	-	208,744
SVOF	5,457	106,239	161,681	9	161,690	-	161,690	161,690	-	161,690

Total (unaudited)			$10,669,324	$4,393	$10,673,717	$7,012	$10,666,705	$10,666,705	$-	$10,666,705

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	DGI	DSRG	SVSB1	SVSGI1	SVSI1	FVU2	FVUS2
Reinvested dividends	$121,252	1,885	2,015	3,074	3,921	2,980	2,470	2,321
Mortality and expense risk charges (note 2)	(132,551)	(3,404)	(2,575)	(1,323)	(4,043)	(1,193)	(1,357)	(2,528)

Net investment income (loss)	(11,299)	(1,519)	(560)	1,751	(122)	1,787	1,113	(207)

Realized gain (loss) on investments	448,144	1,544	3,476	507	3,459	241	1,017	2,250
Change in unrealized gain (loss) on investments	634,410	37,586	33,719	4,333	25,972	(920)	(2,618)	4,012

Net gain (loss) on investments	1,082,554	39,130	37,195	4,840	29,431	(679)	(1,601)	6,262

Reinvested capital gains	541,623	17,517	2,186	-	13,263	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,612,878	55,128	38,821	6,591	42,572	1,108	(488)	6,055

Investment Activity:	FAMP	FEIP	FG2	FGP	FHIP	FO2	EIF4	GBF4
Reinvested dividends	$8,567	11,708	8	945	8,752	12	2,029	2,818
Mortality and expense risk charges (note 2)	(8,012)	(8,919)	(281)	(18,291)	(2,413)	(74)	(1,614)	(2,218)

Net investment income (loss)	555	2,789	(273)	(17,346)	6,339	(62)	415	600

Realized gain (loss) on investments	3,591	12,301	226	298,119	(197)	18	5,731	(876)
Change in unrealized gain (loss) on investments	62,349	(8,166)	5,520	58,610	(3,773)	784	(8,516)	7,062

Net gain (loss) on investments	65,940	4,135	5,746	356,729	(3,970)	802	(2,785)	6,186

Reinvested capital gains	7,470	28,773	1,860	120,106	-	23	4,999	-

Net increase (decrease) in contract owners’ equity resulting from operations	$73,965	35,697	7,333	459,489	2,369	763	2,629	6,786

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVEX4	GVIDM	NVIX	NVMIVX	NVMMG1	NVOLG1	SAM4	SCF4
Reinvested dividends	$25,981	26	2,052	-	-	22,248	902	32
Mortality and expense risk charges (note 2)	(19,663)	(264)	(687)	(210)	(6,936)	(23,618)	(4,706)	(2,197)

Net investment income (loss)	6,318	(238)	1,365	(210)	(6,936)	(1,370)	(3,804)	(2,165)

Realized gain (loss) on investments	214,429	-	3,355	198	(1,500)	(52,018)	-	428
Change in unrealized gain (loss) on investments	(28,564)	860	4,833	11,596	191,947	134,821	-	28,639

Net gain (loss) on investments	185,865	860	8,188	11,794	190,447	82,803	-	29,067

Reinvested capital gains	28,438	1,085	2,329	-	70,141	166,283	-	6,655

Net increase (decrease) in contract owners’ equity resulting from operations	$220,621	1,707	11,882	11,584	253,652	247,716	(3,804)	33,557

Investment Activity:	SCVF4	TRF4	VWBF	VWEM	VWHA	SVDF	SVOF	GVDIV4
Reinvested dividends	$55	6,240	1,287	2,052	80	-	587	6,205
Mortality and expense risk charges (note 2)	(977)	(7,429)	(292)	(1,370)	(198)	(3,064)	(1,904)	(791)

Net investment income (loss)	(922)	(1,189)	995	682	(118)	(3,064)	(1,317)	5,414

Realized gain (loss) on investments	(777)	5,262	(5,230)	3,760	(46,475)	34,336	5,110	(44,141)
Change in unrealized gain (loss) on investments	5,688	4,347	3,917	6,526	7,404	7,521	12,389	26,532

Net gain (loss) on investments	4,911	9,609	(1,313)	10,286	(39,071)	41,857	17,499	(17,609)

Reinvested capital gains	363	39,180	-	3,082	-	17,718	10,152	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,352	47,600	(318)	14,050	(39,189)	56,511	26,334	(12,195)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		DGI		DSRG		SVSB1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(11,299)	28,021	(1,519)	(740)	(560)	181	1,751	1,878
Realized gain (loss) on investments	448,144	194,129	1,544	1,154	3,476	11,363	507	24
Change in unrealized gain (loss) on investments	634,410	960,212	37,586	27,884	33,719	31,896	4,333	7,651
Reinvested capital gains	541,623	888,293	17,517	24,677	2,186	5,962	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,612,878	2,070,655	55,128	52,975	38,821	49,402	6,591	9,553

Equity transactions:
Purchase payments received from contract owners (note 4)	19,541	(24,453)	3	-	5	125	14	-
Transfers between funds	-	(64)	-	-	(291)	(205)	-	-
Redemptions (notes 2, 3, and 4)	(772,099)	(505,533)	(6,838)	(6,876)	(7,403)	(29,195)	(30,910)	(4,361)
Adjustments to maintain reserves	1,929	(1,579)	689	(333)	505	37	546	(456)

Net equity transactions	(750,629)	(531,629)	(6,146)	(7,209)	(7,184)	(29,238)	(30,350)	(4,817)

Net change in contract owners’ equity	862,249	1,539,026	48,982	45,766	31,637	20,164	(23,759)	4,736
Contract owners’ equity at beginning of period	9,804,456	8,265,430	241,791	196,025	181,953	161,789	111,798	107,062

Contract owners’ equity at end of period	$10,666,705	9,804,456	290,773	241,791	213,590	181,953	88,039	111,798

CHANGE IN UNITS:
Beginning units	5,007	5,699	93	96	73	86	112	117
Units purchased	1,218	223	-	-	1	-	1	-
Units redeemed	(1,482)	(915)	(2)	(3)	(4)	(13)	(31)	(5)

Ending units	4,743	5,007	91	93	70	73	82	112

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SVSGI1		SVSI1		FVU2		FVUS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(122)	(880)	1,787	1,760	1,113	346	(207)	823
Realized gain (loss) on investments	3,459	5,197	241	1,226	1,017	665	2,250	(63)
Change in unrealized gain (loss) on investments	25,972	33,431	(920)	13,440	(2,618)	12,359	4,012	3,100
Reinvested capital gains	13,263	30,092	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	42,572	67,840	1,108	16,426	(488)	13,370	6,055	3,860

Equity transactions:
Purchase payments received from contract owners (note 4)	278	425	416	-	-	-	39	-
Transfers between funds	-	-	345	(14,075)	-	28,396	121,295	5,497
Redemptions (notes 2, 3, and 4)	(6,569)	(13,707)	(1,455)	(3,526)	(463)	(1,122)	(43,280)	(96)
Adjustments to maintain reserves	(1,793)	1,517	(152)	(52)	463	(115)	383	(413)

Net equity transactions	(8,084)	(11,765)	(846)	(17,653)	-	27,159	78,437	4,988

Net change in contract owners’ equity	34,488	56,075	262	(1,227)	(488)	40,529	84,492	8,848
Contract owners’ equity at beginning of period	297,079	241,004	95,589	96,816	103,336	62,807	94,248	85,400

Contract owners’ equity at end of period	$331,567	297,079	95,851	95,589	102,848	103,336	178,740	94,248

CHANGE IN UNITS:
Beginning units	118	123	111	135	68	49	93	88
Units purchased	-	-	1	-	-	20	238	6
Units redeemed	(3)	(5)	(2)	(24)	-	(1)	(161)	(1)

Ending units	115	118	110	111	68	68	170	93

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FAMP		FEIP		FG2		FGP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$555	2,091	2,789	4,064	(273)	(214)	(17,346)	(12,224)
Realized gain (loss) on investments	3,591	5,491	12,301	23,175	226	170	298,119	59,684
Change in unrealized gain (loss) on investments	62,349	50,994	(8,166)	84,251	5,520	3,386	58,610	184,640
Reinvested capital gains	7,470	19,765	28,773	44,870	1,860	962	120,106	66,448

Net increase (decrease) in contract owners’ equity resulting from operations	73,965	78,341	35,697	156,360	7,333	4,304	459,489	298,548

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	4,967	4,825	-	-	303	(3,676)
Transfers between funds	599	93,640	1,666	(26,411)	-	-	(12,005)	(34,586)
Redemptions (notes 2, 3, and 4)	(20,376)	(43,964)	(42,710)	(38,571)	(54)	(55)	(166,770)	(75,007)
Adjustments to maintain reserves	(855)	1,142	335	(85)	(67)	(31)	1,788	(1,005)

Net equity transactions	(20,632)	50,818	(35,742)	(60,242)	(121)	(86)	(176,684)	(114,274)

Net change in contract owners’ equity	53,333	129,159	(45)	96,118	7,212	4,218	282,805	184,274
Contract owners’ equity at beginning of period	570,811	441,652	728,511	632,393	17,354	13,136	1,151,649	967,375

Contract owners’ equity at end of period	$624,144	570,811	728,466	728,511	24,566	17,354	1,434,454	1,151,649

CHANGE IN UNITS:
Beginning units	317	286	242	264	17	17	311	346
Units purchased	-	56	3	2	-	-	96	-
Units redeemed	(11)	(25)	(15)	(24)	-	-	(134)	(35)

Ending units	306	317	230	242	17	17	273	311

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FHIP		FO2		EIF4		GBF4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$6,339	6,576	(62)	(16)	415	530	600	1,275
Realized gain (loss) on investments	(197)	(67)	18	978	5,731	4,290	(876)	(370)
Change in unrealized gain (loss) on investments	(3,773)	14,926	784	412	(8,516)	17,918	7,062	5,515
Reinvested capital gains	-	-	23	330	4,999	4,793	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,369	21,435	763	1,704	2,629	27,531	6,786	6,420

Equity transactions:
Purchase payments received from contract owners (note 4)	5	-	-	-	32	(4,455)	15	-
Transfers between funds	541	240	-	-	57,609	(425)	1,248	142
Redemptions (notes 2, 3, and 4)	(485)	(116)	(15)	(4,345)	(7,524)	(114)	(13,191)	(5,424)
Adjustments to maintain reserves	(56)	(120)	(12)	6	481	(341)	(39)	(669)

Net equity transactions	5	4	(27)	(4,339)	50,598	(5,335)	(11,967)	(5,951)

Net change in contract owners’ equity	2,374	21,439	736	(2,635)	53,227	22,196	(5,181)	469
Contract owners’ equity at beginning of period	180,181	158,742	5,364	7,999	131,853	109,657	139,124	138,655

Contract owners’ equity at end of period	$182,555	180,181	6,100	5,364	185,080	131,853	133,943	139,124

CHANGE IN UNITS:
Beginning units	126	126	8	15	91	95	138	144
Units purchased	-	-	-	-	39	-	115	-
Units redeemed	-	-	-	(7)	(5)	(4)	(126)	(6)

Ending units	126	126	8	8	125	91	127	138

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVEX4		GVIDM		NVIX		NVMIVX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$6,318	10,542	(238)	141	1,365	-	(210)	-
Realized gain (loss) on investments	214,429	46,108	-	286	3,355	-	198	-
Change in unrealized gain (loss) on investments	(28,564)	223,016	860	798	4,833	-	11,596	-
Reinvested capital gains	28,438	53,984	1,085	1,665	2,329	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	220,621	333,650	1,707	2,890	11,882	-	11,584	-

Equity transactions:
Purchase payments received from contract owners (note 4)	1,082	425	-	(1,977)	4,210	-	-	-
Transfers between funds	(111,799)	125,883	-	-	44,020	-	66,230	-
Redemptions (notes 2, 3, and 4)	(117,523)	(52,816)	(58)	(60)	(3,452)	-	(1,144)	-
Adjustments to maintain reserves	(569)	(889)	102	102	(214)	-	278	-

Net equity transactions	(228,809)	72,603	44	(1,935)	44,564	-	65,364	-

Net change in contract owners’ equity	(8,188)	406,253	1,751	955	56,446	-	76,948	-
Contract owners’ equity at beginning of period	1,557,359	1,151,106	19,872	18,917	-	-	-	-

Contract owners’ equity at end of period	$1,549,171	1,557,359	21,623	19,872	56,446	-	76,948	-

CHANGE IN UNITS:
Beginning units	411	393	19	21	-	-	-	-
Units purchased	23	43	-	-	146	-	134	-
Units redeemed	(83)	(25)	-	(2)	(61)	-	(3)	-

Ending units	351	411	19	19	85	-	131	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMMG1		NVOLG1		SAM4		SCF4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(6,936)	(5,557)	(1,370)	7,273	(3,804)	2,665	(2,165)	(2,328)
Realized gain (loss) on investments	(1,500)	(720)	(52,018)	(18,091)	-	-	428	9,789
Change in unrealized gain (loss) on investments	191,947	15,198	134,821	80,456	-	-	28,639	10,106
Reinvested capital gains	70,141	102,526	166,283	419,572	-	-	6,655	19,312

Net increase (decrease) in contract owners’ equity resulting from operations	253,652	111,447	247,716	489,210	(3,804)	2,665	33,557	36,879

Equity transactions:
Purchase payments received from contract owners (note 4)	806	-	1,105	(7,900)	4,916	(3,731)	423	(3,519)
Transfers between funds	22,652	13,818	(221,382)	141,796	553	(314,799)	55,749	316
Redemptions (notes 2, 3, and 4)	(696)	(5,452)	(112,017)	(78,010)	(57,791)	(44,021)	(13,195)	(17,502)
Adjustments to maintain reserves	(925)	487	(90)	(6)	(158)	86	(930)	203

Net equity transactions	21,837	8,853	(332,384)	55,880	(52,480)	(362,465)	42,047	(20,502)

Net change in contract owners’ equity	275,489	120,300	(84,668)	545,090	(56,284)	(359,800)	75,604	16,377
Contract owners’ equity at beginning of period	434,174	313,874	1,943,668	1,398,578	371,277	731,077	177,388	161,011

Contract owners’ equity at end of period	$709,663	434,174	1,859,000	1,943,668	314,993	371,277	252,992	177,388

CHANGE IN UNITS:
Beginning units	232	227	977	954	586	1,158	112	126
Units purchased	10	9	4	82	9	1	31	1
Units redeemed	(3)	(4)	(184)	(59)	(92)	(573)	(11)	(15)

Ending units	239	232	797	977	503	586	132	112

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCVF4		TRF4		VWBF		VWEM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(922)	(320)	(1,189)	(1,173)	995	(301)	682	(941)
Realized gain (loss) on investments	(777)	4,678	5,262	17,332	(5,230)	(1,587)	3,760	433
Change in unrealized gain (loss) on investments	5,688	(15,938)	4,347	83,054	3,917	4,904	6,526	22,652
Reinvested capital gains	363	24,848	39,180	21,845	-	-	3,082	2,211

Net increase (decrease) in contract owners’ equity resulting from operations	4,352	13,268	47,600	121,058	(318)	3,016	14,050	24,355

Equity transactions:
Purchase payments received from contract owners (note 4)	442	(4,588)	10	-	5	-	17	-
Transfers between funds	1,321	1,259	73	107	238	325	796	(262)
Redemptions (notes 2, 3, and 4)	(4,901)	(7,096)	(1,706)	(22,763)	(8,565)	(3,435)	(21,572)	(2,098)
Adjustments to maintain reserves	247	(1,061)	1,741	(452)	614	(487)	(640)	856

Net equity transactions	(2,891)	(11,486)	118	(23,108)	(7,708)	(3,597)	(21,399)	(1,504)

Net change in contract owners’ equity	1,461	1,782	47,718	97,950	(8,026)	(581)	(7,349)	22,851
Contract owners’ equity at beginning of period	82,467	80,685	543,203	445,253	28,266	28,847	107,840	84,989

Contract owners’ equity at end of period	$83,928	82,467	590,921	543,203	20,240	28,266	100,491	107,840

CHANGE IN UNITS:
Beginning units	54	62	198	207	30	34	67	68
Units purchased	4	1	1	-	-	-	1	-
Units redeemed	(5)	(9)	(1)	(9)	(10)	(4)	(14)	(1)

Ending units	53	54	198	198	20	30	54	67

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VWHA		SVDF		SVOF		GVDIV4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(118)	(144)	(3,064)	(3,593)	(1,317)	(1,464)	5,414	17,738
Realized gain (loss) on investments	(46,475)	(2,453)	34,336	20,008	5,110	4,389	(44,141)	(250)
Change in unrealized gain (loss) on investments	7,404	3,605	7,521	34,130	12,389	15,406	26,532	(9,465)
Reinvested capital gains	-	-	17,718	26,587	10,152	14,477	-	3,367

Net increase (decrease) in contract owners’ equity resulting from operations	(39,189)	1,008	56,511	77,132	26,334	32,808	(12,195)	11,390

Equity transactions:
Purchase payments received from contract owners (note 4)	5	-	7	-	411	-	25	(407)
Transfers between funds	69,071	79	(34,320)	(19,720)	378	(453)	(64,587)	(626)
Redemptions (notes 2, 3, and 4)	(48)	(3,058)	(66,805)	(16,513)	(5,893)	(4,443)	(8,690)	(2,391)
Adjustments to maintain reserves	(221)	272	650	(223)	334	(627)	(506)	1,011

Net equity transactions	68,807	(2,707)	(100,468)	(36,456)	(4,770)	(5,523)	(73,758)	(2,413)

Net change in contract owners’ equity	29,618	(1,699)	(43,957)	40,676	21,564	27,285	(85,953)	8,977
Contract owners’ equity at beginning of period	9,521	11,220	252,701	212,025	140,126	112,841	85,953	76,976

Contract owners’ equity at end of period	$39,139	9,521	208,744	252,701	161,690	140,126	-	85,953

CHANGE IN UNITS:
Beginning units	10	13	233	268	91	95	69	71
Units purchased	212	-	145	1	1	-	3	1
Units redeemed	(187)	(3)	(258)	(36)	(4)	(4)	(72)	(3)

Ending units	35	10	120	233	88	91	-	69

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVOLG2		PMVTRA
	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	(49)	-	82
Realized gain (loss) on investments	-	1,605	-	(315)
Change in unrealized gain (loss) on investments	-	(206)	-	693
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	1,350	-	460

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-
Transfers between funds	-	-	-	-
Redemptions (notes 2, 3, and 4)	-	(8,541)	-	(10,855)
Adjustments to maintain reserves	-	39	-	28

Net equity transactions	-	(8,502)	-	(10,827)

Net change in contract owners’ equity	-	(7,152)	-	(10,367)
Contract owners’ equity at beginning of period	-	7,152	-	10,367

Contract owners’ equity at end of period	$-	-	-	-

CHANGE IN UNITS:
Beginning units	-	5	-	10
Units purchased	-	-	-	-
Units redeemed	-	(5)	-	(10)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VA Separate Account 1 (the Separate Account) was established on October 19, 1992 by Nationwide Life Insurance Company of America (Nationwide Provident) under the provisions of Pennsylvania law. On December 31, 2009 NLICA merged with Nationwide Life Insurance Company (NLIC or the Company) with NLIC as the surviving entity. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Separate Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
DWS INVESTMENT MANAGEMENT AMERICAS, INC.
Deutsche DWS Variable Series I - DWS Bond VIP: Class A (SVSB1)
Deutsche DWS Variable Series I - DWS Core Equity VIP: Class A (SVSGI1)
Deutsche DWS Variable Series I - DWS CROCI(R) International VIP: Class A (SVSI1)
FEDERATED HERMES, INC.
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)*
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)*
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)*
MFS(R) Variable Insurance Trust - MFS Investors Trust Series: Service Class (MVITSC)*
MFS(R) Variable Insurance Trust - MFS Research Series: Service Class (MVRSC)*
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class IV (EIF4)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)*
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)*
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)
PIMCO FUNDS
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)*
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)*

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)	8/4/2020

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
GVDIV4	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class IV	NVMIVX	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	10/16/2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
FVU2	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares	Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares	5/1/2020
FVUS2	Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II	Federated Insurance Series - Federated Fund for U.S. Government Securities II	5/1/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
NVOLG2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II	5/1/2020
TRF4	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class IV	5/1/2020
VWBF	VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class	VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class	5/1/2020

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.40% to 1.65%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.40% of the daily value of the allocations to the underlying fund options
Annual Administrative Fee - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	9 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Death Benefit Rider	0.25%

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $0 and $0, respectively, and total transfers from the Separate Account to the fixed account were $1,486 and $33,094, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$10,669,324	$-	$-	$10,669,324

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
DGI	$23,244	$14,081
DSRG	4,201	10,266
SVSB1	3,080	32,225
SVSGI1	17,327	10,477
SVSI1	5,064	3,970
FVU2	4,075	3,425
FVUS2	242,410	164,564
FAMP	16,613	28,365
FEIP	46,164	50,680
FG2	1,868	335
FGP	450,186	525,900
FHIP	9,295	2,896
FO2	35	88
EIF4	64,627	9,095
GBF4	122,415	133,744
GVEX4	133,529	327,014
GVIDM	1,112	323
NVIX	88,034	39,562
NVMIVX	67,381	2,501
NVMMG1	99,539	13,572
NVOLG1	196,992	364,374
SAM4	8,094	64,220
SCF4	64,746	17,280
SCVF4	4,716	8,413
TRF4	45,461	9,092
VWBF	1,761	9,089
VWEM	6,390	23,384
VWHA	185,131	116,221
SVDF	177,282	263,745
SVOF	11,834	8,102
GVDIV4	8,996	76,837

	$2,111,602	$2,333,840

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2020	1.40%	91	$3,195.31	$290,773	0.78%	22.90%
2019	1.40%	93	2,599.91	241,791	1.16%	27.33%
2018	1.40%	96	2,041.93	196,025	0.75%	-6.02%
2017	1.40%	153	2,172.68	332,420	0.74%	18.05%
2016	1.40%	122	1,840.48	224,538	1.21%	8.51%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2020	1.40%	70	3,051.29	213,590	1.10%	22.42%
2019	1.40%	73	2,492.51	181,953	1.49%	32.49%
2018	1.40%	86	1,881.27	161,789	1.74%	-5.74%
2017	1.40%	90	1,995.79	179,621	1.20%	13.73%
2016	1.40%	107	1,754.78	187,761	1.33%	8.84%
Deutsche DWS Variable Series I - DWS Bond VIP: Class A (SVSB1)
2020	1.40%	82	1,073.65	88,039	3.25%	7.56%
2019	1.40%	112	998.20	111,798	3.31%	9.09%
2018	1.40%	117	915.06	107,062	4.47%	-4.02%
2017	1.40%	119	953.34	113,448	2.52%	4.36%
2016	1.40%	129	913.48	117,838	5.45%	4.46%
Deutsche DWS Variable Series I - DWS Core Equity VIP: Class A (SVSGI1)
2020	1.40%	115	2,883.19	331,567	1.36%	14.52%
2019	1.40%	118	2,517.62	297,079	1.10%	28.49%
2018	1.40%	123	1,959.38	241,004	1.80%	-7.00%
2017	1.40%	135	2,106.96	284,440	1.37%	19.34%
2016	1.40%	292	1,765.49	515,523	1.47%	8.95%
Deutsche DWS Variable Series I - DWS CROCI(R) International VIP: Class A (SVSI1)
2020	1.40%	110	871.37	95,851	3.50%	1.19%
2019	1.40%	111	861.16	95,589	3.46%	20.08%
2018	1.40%	135	717.16	96,816	1.03%	-15.59%
2017	1.40%	153	849.63	129,994	7.15%	20.27%
2016	1.40%	178	706.42	125,743	10.89%	-0.66%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2020	1.40%	68	1,512.47	102,848	2.55%	-0.47%
2019	1.40%	68	1,519.64	103,336	1.79%	18.56%
2018	1.40%	49	1,281.79	62,807	2.88%	-9.77%
2017	1.40%	50	1,420.62	71,031	3.86%	16.47%
2016	1.40%	51	1,219.69	62,204	4.69%	6.20%
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)
2020	1.40%	170	1,051.41	178,740	1.28%	3.75%
2019	1.40%	93	1,013.41	94,248	2.28%	4.43%
2018	1.40%	88	970.46	85,400	2.43%	-0.95%
2017	1.40%	102	979.77	99,937	2.30%	0.51%
2016	1.40%	109	974.79	106,252	2.49%	0.20%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2020	1.40%	306	2,039.68	624,144	1.50%	13.27%
2019	1.40%	317	1,800.67	570,811	1.89%	16.61%
2018	1.40%	286	1,544.24	441,652	1.69%	-6.67%
2017	1.40%	298	1,654.66	493,089	1.71%	12.52%
2016	1.40%	349	1,470.51	513,209	1.49%	1.64%

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2020	1.40%	230	3,167.25	728,466	1.84%	5.21%
2019	1.40%	242	3,010.38	728,511	2.11%	25.67%
2018	1.40%	264	2,395.43	632,393	2.30%	-9.57%
2017	1.40%	269	2,649.06	712,598	1.74%	11.33%
2016	1.40%	300	2,379.48	713,844	2.23%	16.38%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2020	1.40%	17	1,445.04	24,566	0.04%	41.56%
2019	1.40%	17	1,020.83	17,354	0.01%	32.11%
2018	1.40%	17	772.69	13,136	0.04%	-1.82%
2017	1.40%	17	787.05	13,380	0.18%	32.95%
2016	1.40%	57	592.00	33,744	0.00%	-0.84%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2020	1.40%	273	5,254.41	1,434,454	0.07%	41.89%
2019	1.40%	311	3,703.05	1,151,649	0.28%	32.45%
2018	1.40%	346	2,795.88	967,375	0.24%	-1.56%
2017	1.40%	359	2,840.31	1,019,671	0.22%	33.26%
2016	1.40%	449	2,131.38	956,990	0.04%	-0.60%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2020	1.40%	126	1,448.85	182,555	5.07%	1.32%
2019	1.40%	126	1,430.01	180,181	5.43%	13.51%
2018	1.40%	126	1,259.86	158,742	5.58%	-4.64%
2017	1.40%	136	1,321.12	179,672	5.48%	5.45%
2016	1.40%	145	1,252.82	181,658	5.18%	13.02%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2020	1.40%	8	762.53	6,100	0.23%	13.73%
2019	1.40%	8	670.47	5,364	0.19%	25.73%
2018	1.40%	15	533.27	7,999	1.34%	-16.24%
2017	1.40%	15	636.70	9,551	0.99%	28.19%
2016	1.40%	34	496.70	16,888	1.26%	-6.58%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class IV (EIF4)
2020	1.40%	125	1,480.64	185,080	1.76%	2.19%
2019	1.40%	91	1,448.93	131,853	1.08%	25.53%
2018	1.40%	95	1,154.29	109,657	1.81%	-8.55%
2017	1.40%	96	1,262.23	121,174	3.09%	16.35%
2016	1.40%	147	1,084.84	159,471	2.61%	16.25%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class IV (GBF4)
2020	1.40%	127	1,054.67	133,943	1.78%	4.62%
2019	1.40%	138	1,008.14	139,124	2.17%	4.70%
2018	1.40%	144	962.88	138,655	2.15%	-1.36%
2017	1.40%	165	976.14	161,063	1.80%	0.67%
2016	1.40%	247	969.65	239,503	1.89%	-0.65%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV (GVEX4)
2020	1.40%	351	4,413.59	1,549,171	1.85%	16.48%
2019	1.40%	411	3,789.19	1,557,359	2.23%	29.37%
2018	1.40%	393	2,929.02	1,151,106	1.63%	-5.97%
2017	1.40%	441	3,115.12	1,373,766	1.71%	19.85%
2016	1.40%	482	2,599.23	1,252,828	1.82%	10.05%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	1.40%	19	1,138.07	21,623	0.14%	8.81%
2019	1.40%	19	1,045.91	19,872	1.44%	16.11%
2018	1.40%	21	900.81	18,917	1.87%	-7.00%
2017	1.40%	24	968.60	23,246	1.51%	11.36%
2016	1.40%	45	869.78	39,140	1.56%	5.66%

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2020	1.40%	85	664.07	56,446	2.52%	32.81%	****
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2020	1.40%	131	587.39	76,948	0.00%	17.48%	****
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	1.40%	239	2,969.30	709,663	0.00%	58.66%
2019	1.40%	232	1,871.44	434,174	0.00%	35.35%
2018	1.40%	227	1,382.71	313,874	0.00%	-8.15%
2017	1.40%	306	1,505.46	460,669	0.00%	25.97%
2016	1.40%	254	1,195.12	303,560	0.00%	4.99%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020	1.40%	797	2,332.50	1,859,000	1.32%	17.24%
2019	1.40%	977	1,989.42	1,943,668	1.95%	35.70%
2018	1.40%	954	1,466.01	1,398,578	0.68%	-2.65%
2017	1.40%	1,115	1,505.97	1,679,155	0.50%	25.55%
2016	1.40%	1,170	1,199.52	1,403,435	0.76%	2.20%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2018	1.40%	5	1,430.35	7,152	0.53%	-2.92%
2017	1.40%	5	1,473.33	7,367	0.24%	25.31%
2016	1.40%	5	1,175.78	5,879	0.52%	1.89%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class IV (SAM4)
2020	1.40%	503	626.23	314,993	0.27%	-1.16%
2019	1.40%	586	633.58	371,277	1.98%	0.36%
2018	1.40%	1,158	631.33	731,077	1.44%	-0.04%
2017	1.40%	727	631.56	459,143	0.41%	-0.98%
2016	1.40%	813	637.81	518,542	0.01%	-1.39%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class IV (SCF4)
2020	1.40%	132	1,916.61	252,992	0.02%	21.01%
2019	1.40%	112	1,583.82	177,388	0.05%	23.94%
2018	1.40%	126	1,277.86	161,011	0.02%	-13.87%
2017	1.40%	142	1,483.56	210,666	0.00%	11.93%
2016	1.40%	171	1,325.47	226,655	0.32%	21.09%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class IV (SCVF4)
2020	1.40%	53	1,583.54	83,928	0.08%	3.69%
2019	1.40%	54	1,527.17	82,467	1.09%	17.35%
2018	1.40%	62	1,301.38	80,685	0.70%	-18.11%
2017	1.40%	62	1,589.21	98,531	0.52%	7.55%
2016	1.40%	61	1,477.59	90,133	0.63%	24.28%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class IV (TRF4)
2020	1.40%	198	2,984.45	590,921	1.18%	8.78%
2019	1.40%	198	2,743.45	543,203	0.52%	27.54%
2018	1.40%	207	2,150.98	445,253	1.09%	-1.40%
2017	1.40%	220	2,181.50	479,930	1.03%	18.87%
2016	1.40%	236	1,835.21	433,109	1.46%	9.85%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2018	1.40%	10	1,036.70	10,367	2.54%	-1.94%
2017	1.40%	10	1,057.17	10,572	2.02%	3.46%
2016	1.40%	10	1,021.85	10,218	2.08%	1.25%
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
2020	1.40%	20	1,011.99	20,240	6.14%	7.41%
2019	1.40%	30	942.19	28,266	0.28%	11.05%
2018	1.40%	34	848.43	28,847	7.45%	-7.45%
2017	1.40%	34	916.73	31,169	2.44%	10.69%
2016	1.40%	40	828.20	33,128	0.00%	4.95%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2020	1.40%	54	1,860.95	100,491	2.09%	15.62%
2019	1.40%	67	1,609.55	107,840	0.43%	28.78%
2018	1.40%	68	1,249.84	84,989	0.31%	-24.56%
2017	1.40%	77	1,656.65	127,562	0.50%	48.94%
2016	1.40%	102	1,112.28	113,453	0.46%	-1.29%

NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	1.40%	35	1,118.25	39,139	0.54%	17.46%
2019	1.40%	10	952.06	9,521	0.00%	10.31%
2018	1.40%	13	863.05	11,220	0.00%	-29.28%
2017	1.40%	13	1,220.38	15,865	0.00%	-3.06%
2016	1.40%	76	1,258.92	95,678	0.38%	41.72%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2020	1.40%	120	1,739.53	208,744	0.00%	60.39%
2019	1.40%	233	1,084.55	252,701	0.00%	37.09%
2018	1.40%	268	791.14	212,025	0.00%	-8.36%
2017	1.40%	271	863.33	233,963	0.00%	27.34%
2016	1.40%	300	677.97	203,392	0.00%	6.15%
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2020	1.40%	88	1,837.39	161,690	0.43%	19.32%
2019	1.40%	91	1,539.84	140,126	0.30%	29.64%
2018	1.40%	95	1,187.80	112,841	0.19%	-8.44%
2017	1.40%	96	1,297.35	124,546	0.68%	18.77%
2016	1.40%	96	1,092.33	104,864	2.02%	10.67%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.